Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 21.6	$ 10.2
Sales tax receivable	3.2	5.8
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 12)	1.2	(0.3)
Other	0.2	0.6
Total trade and other receivables	$ 26.2	$ 16.3